LEASES - Rigit-of-use lease asset (Details)	6 Months Ended
Dec. 31, 2019 USD ($)
Right-of-use leased asset
Depreciation of the period	$ 308,030
End of the period	807,833
Gross carrying amount
Right-of-use leased asset
Additions for initial application of IFRS 16	1,523,177
Additions of the period	351,731
End of the period	1,874,908
Accumulated depreciation/amortization
Right-of-use leased asset
Beginning of the period	759,045
Depreciation of the period	308,030
End of the period	$ 1,067,075